SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events
SUBSEQUENT EVENTS

NOTE – 25 SUBSEQUENT EVENTS

Related Party transactions with Exit (HK) Limited

On April 2, 2025, the Group, Exit (HK) Limited and IP authorizer signed an agreement that Exit (HK) Limited transferred profit rights on an IP Asia Tour at a consideration of approximately HK$0.23 million. After the transfer, the original investment funding of approximately HK$0.8 million made by Exit (HK) will be transferred to Trendic. Other than that, no further costs should be invested and the relevant profit shared to the Group up to the date of this report are HK$0.45 million.

Initial Public Offering

On July 23, 2025, the Company announced the closing of its initial public offering (the “Offering”) of 1,340,000 ordinary shares at a public offering price of US$4.00 per ordinary share. The ordinary shares began trading on the Nasdaq Capital Market on July 23, 2025 under the ticker symbol “TDIC” The Company received aggregate gross proceeds of approximately US$5.4 million from the Offering.